UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DIVIDEND PERFORMERS

Class A: INDPX

Class I:  IPDPX

COLLABORATIVE INVESTMENT SERIES TRUST

SEMI-ANNUAL REPORT

MARCH 31, 2019

(UNAUDITED)

1-800-869-1679

www.innovativeportfolios.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website                                       www.innovativeportfolios.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

DIVIDEND PERFORMERS

PORTFOLIO ILLUSTRATION

MARCH 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
5.26%
Basic Materials
4.93%
Put Option
0.01%
Consumer Cyclical
12.41%
Money Market Fund
14.86%
Consumer Defensive
4.87%
Financial Services
11.97%
Healthcare
4.76%
Industrials
40.93%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 82.47%

Air Courier Services - 1.60%
10	FedEx Corp.	$ 1,814

Aircraft Engines & Engine Parts - 1.70%
15	United Technologies Corp.	1,933

Arrangement of Transportation of Freight & Cargo - 3.06%
19	C.H. Robinson Worldwide, Inc.	1,653
24	Expeditors International of Washington, Inc.	1,822
		3,475
Computer & Office Equipment - 1.74%
14	International Business Machines Corp.	1,975

Construction Machinery & Equipment - 1.55%
13	Caterpillar, Inc.	1,761

Construction, Mining & Materials Handling Machinery & Equipment - 1.90%
23	Dover Corp.	2,157

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.63%
27	Emerson Electric Co.	1,849

Electronic Components & Accessories - 1.77%
17	Hubbell, Inc.	2,006

Engines & Turbines - 1.67%
12	Cummins, Inc.	1,894

Fabricated Rubber Products, Nec - 1.73%
16	Carlisle Companies, Inc.	1,962

Fire, Marine & Casualty Insurance - 3.21%
18	American Financial Group, Inc.	1,732
14	The Travelers Companies, Inc.	1,920
		3,652
General Industrial Machinery & Equipment - 1.64%
13	Illinois Tool Works, Inc.	1,866

Guided Missiles & Space Vehicles & Parts - 1.58%
6	Lockheed Martin Corp.	1,801

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

Shares		Value

Household Furniture - 1.67%
45	Leggett & Platt, Inc.	$ 1,900

Industrial Organic Chemicals - 1.49%
25	Westlake Chemical Corp.	1,697

Investment Advice - 5.40%
16	Ameriprise Financial, Inc.	2,050
47	Eaton Vance Corp.	1,895
24	Evercore, Inc. Class A	2,184
		6,129
Life Insurance - 1.40%
59	American Equity Investment Life Holding Co.	1,594

Metalworking Machinery & Equipment - 1.55%
21	Lincoln Electric Holdings, Inc.	1,761

Miscellaneous Transportation Equipment - 1.56%
21	Polaris Industries, Inc.	1,773

Motors & Generators - 1.66%
23	Regal Beloit Corp.	1,883

Pumps & Pumping Equipment - 1.74%
34	ITT, Inc.	1,972

Railroads, Line-Haul Operating - 3.48%
26	CSX Corp.	1,945
12	Union Pacific Corp.	2,006
		3,951
Retail-Drug Stores And Proprietary Stores - 1.34%
24	Walgreens Boots Alliance, Inc.	1,519

Retail-Family Clothing Stores - 3.42%
38	The TJX Companies, Inc.	2,022
20	Ross Stores, Inc.	1,862
		3,884
Retail-Lumber & Other Building Materials Dealers - 1.73%
18	Lowe's Companies, Inc.	1,970

Retail-Radio Tv & Consumer Electronics Stores - 2.00%
32	Best Buy Co., Inc.	2,274

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

Shares		Value

Retail-Variety Stores - 3.38%
26	Target Corp.	$ 2,087
18	Walmart, Inc.	1,756
		3,843
Rubber & Plastics Footwear - 1.63%
22	Nike, Inc. Class B	1,853

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System and Instrument Manufacturing - 3.42%
7	Northrop Grumman Corp.	1,887
11	Raytheon Co.	2,003
		3,890
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.59%
18	T. Rowe Price Group, Inc.	1,802

Semiconductors & Related Devices - 1.59%
17	Texas Instruments, Inc.	1,803

Services-Equipment Rental & Leasing, Nec - 1.81%
39	Aaron's, Inc.	2,051

Services-Help Supply Services - 1.66%
29	Robert Half International, Inc.	1,890

Ship & Boat Building & Repairing - 1.64%
11	General Dynamics Corp.	1,862

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.69%
22	Stepan Co.	1,925

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.59%
31	Nucor Corp.	1,809

Trucking (No Local) - 1.52%
17	J.B. Hunt Transport Services, Inc.	1,722

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.61%
22	AmerisourceBergen Corp.	1,749
36	Cardinal Health, Inc.	1,733
15	McKesson Corp.	1,756
		5,238

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

Shares		Value

Wholesale-Durable Goods - 1.59%
6	W.W. Grainger, Inc.	$ 1,806

Wholesale-Industrial Machinery & Equipment - 1.53%
21	MSC Industrial Direct Co., Inc. Class A	1,737

TOTAL COMMON STOCKS (Cost $80,415) - 82.47%		93,683

MONEY MARKET FUND - 14.39%
16,351	First American Government Obligations Fund Class X 2.35% **	16,351
TOTAL MONEY MARKET FUND (Cost $16,351) - 14.39%		16,351

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $24) - 0.01%		15

INVESTMENTS IN SECURITIES, AT VALUE (Cost $96,790) - 96.87%		110,049

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $244) - (0.15)%		(169)

OTHER ASSETS LESS LIABILITIES, NET - 3.28%		3,721

NET ASSETS - 100.00%		$ 113,601

**Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

SCHEDULE OF PURCHASED OPTIONS

MARCH 31, 2019 (UNAUDITED)

PUT OPTIONS - 0.01% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	1	$ 28,248	$ 228.00	5/17/2019	$ 15

Total Put Options (Premiums Paid $24) - 0.01%						$ 15

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

SCHEDULE OF WRITTEN OPTIONS

MARCH 31, 2019 (UNAUDITED)

PUT OPTIONS - 0.15% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	1	$ 28,248	$ 269.00	5/17/2019	$ 169

Total Put Options (Premiums Received $244) - 0.15%						$ 169

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $96,790)	$ 110,049
Receivables:
Dividends and Interest	154
Portfolio Securities Sold	244
Due from Adviser	13,747
Prepaid Expenses	1,358
Total Assets	125,552
Liabilities:
Written Options, at Value (Premiums Recieved $244)	169
Portfolio Securities Purchased	24
Administrative Fees	73
Distribution Fees	36
Trustee Fees	1,617
Accrued Expenses	10,032
Total Liabilities	11,951

Net Assets	$ 113,601

Net Assets Consist of:
Paid In Capital	$ 100,229
Distributable Earnings	13,372
Net Assets	$ 113,601

Class A Shares:
Net Assets	$ 56,782
Shares outstanding	5,008
Net asset value, offering price, and redemption price per share	$ 11.34

Class I Shares:
Net Assets	$ 56,819
Shares outstanding	5,012
Net asset value, offering price, and redemption price per share	$ 11.34

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

STATEMENT OF OPERATIONS

        For the period December 24, 2018 (commencement of investment operations)

              through March 31, 2019 (UNAUDITED)

Investment Income:
Dividends	$ 552
Interest	156
Total Investment Income	708

Expenses:
Advisory fees (Note 4)	292
Administrative fees	73
Distribution (12b-1) fees - Class A (Note 4)	36
Audit fees	3,189
Custody	1,400
Legal fees	2,006
Transfer Agent fees	3,180
Trustee fees (Note 4)	1,617
Registration fees	1,268
Insurance fees	411
Other expenses	1,000
Printing and Mailing fees	44
Total Expenses	14,516
Less fees waived and expenses reimbursed by Advisor	(14,040)
Net Expenses	476

Net Investment Income	232

Net Realized Gain on:
Investments in Securities	-
Capital Gain Distributions from Portfolio Companies	35
Options Written	-
Net Realized Gain	35

Net Change in Unrealized Appreciation on:
Investments in Securities	13,259
Options Written	75
Net Change in Unrealized Depreciation	13,334

Net Realized and Unrealized Gain on Investments	13,369

Net Increase in Net Assets Resulting from Operations	$ 13,601

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Period Ended	*
	3/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 232
Net Realized Gain	-
Capital Gain Distributions from Portfolio Companies	35
Net Change in Unrealized Appreciation	13,334
Net Increase in Net Assets Resulting from Operations	13,601

Distributions to Shareholders From:
Distributions - Class A	(97)
Distributions - Class I	(132)
Total Distributions	(229)

Capital Share Transactions	229

Total Increase in Net Assets	13,601

Net Assets:
Beginning of Period	100,000

End of Period	$ 113,601

* For the period December 24, 2018 (commencement of investment operation) through March 31, 2019.

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

 CLASS A

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited)
	Period Ended	(c)
	3/31/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	1.34
Total from Investment Operations	1.36

Distributions from:
Net Investment Income	(0.02)
Total Distributions	(0.02)

Net Asset Value, at End of Period	$ 11.34

Total Return **	13.59%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 57
Ratio of Expenses to Average Net Assets
Before Reimbursement	49.16%	(a)
After Reimbursement	1.73%	(a)
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(46.77)%	(a)
After Reimbursement	0.66%	(a)
Portfolio Turnover	0.00%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through March 31, 2019.

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

 CLASS I

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited)
	Period Ended	(c)
	6/30/2018

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.03
Net Gain on Securities (Realized and Unrealized)	1.34
Total from Investment Operations	1.37

Distributions from:
Net Investment Income	(0.03)
Total Distributions	(0.03)

Net Asset Value, at End of Period	$ 11.34

Total Return **	13.66%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 57
Ratio of Expenses to Average Net Assets
Before Reimbursement	48.92%	(a)
After Reimbursement	1.48%	(a)
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(46.53)%	(a)
After Reimbursement	0.91%	(a)
Portfolio Turnover	0.00%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through March 31, 2019.

The accompanying notes are an integral part of these financial statements.

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

1.  ORGANIZATION

The Dividend Performers Fund (the “Fund”) is organized as a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware.  The Trust is authorized and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with seven additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 24, 2018. The investment adviser to the Fund is Innovative Portfolios, LLC (the “Adviser”). The Fund offers two classes of shares: Class I shares and Class A shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The Fund’s investment objective is to seek to provide income. The Fund’s secondary objective is capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard Update 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended March 31, 2019, related to uncertain tax positions taken on returns filed for open tax year (2019), or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended March 31, 2019, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Fund may invest in put and call options.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of March 31, 2019, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 93,683	$ -	$ -	$ 93,683
Purchased Options	15			15
Money Market Fund	16,351	-	-	16,351
Total	$ 110,049	$ -	$ -	$ 110,049

Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (169)	$ -	$ -	$ (169)
Total	$ (169)	$ -	$ -	$ (169)

During the period ended March 31, 2019, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a Management Agreement between the Trust and the Adviser, with respect to the Fund (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

The Agreement continued for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

1940 Act, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets attributable to the Class I shares and 1.75% for the Class A shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Fund’s Board, on 60 days written notice to the Adviser.

For the period December 24, 2018 (commencement of investment operations) through March 31, 2019, the Adviser earned $292 in advisory fees.  During the same period, the Adviser waived and reimbursed fees of $14,040.  At March 31, 2019, the Adviser owed the Fund $13,747.

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, LLC, the Fund’s transfer agent and dividend disbursing agent.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements Empirical receives a monthly fee of 0.25% of the Fund’s average daily net assets.  For the period December 24, 2018 through March 31, 2019, Empirical earned $72 for these services.  As of March 31, 2019, the Fund owed Empirical $73.

5.  DISTRIBUTION (12B-1) PLAN

The Fund has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant. For the period December 24, 2018 through March 31, 2019, Arbor Court earned $36 for these services.

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended March 31, 2019, were as follows:

Purchases	$80,415
Sales	$ -

7.  DERIVATIVE TRANSACTIONS

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of March 31, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Index Contracts
Put Options Purchased	$ 15
Total Assets	$ 15

Liabilities	Equity Index Contracts
Put Options Written	$ (169)
Total Liabilities	$ (169)

For the period ended March 31, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain
Options Written	Net Realized Gain on Options Written	$ -	Net Change in Unrealized Appreciation on Options Written	$ 75
Options Purchased	Net Realized Loss on Investments in Securities	$ -	Net Change in Unrealized Appreciation on Investments in Securities	$ (9)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of March 31, 2019, as disclosed in the Schedule of Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

8.  CAPITAL SHARE TRANSACTIONS

At March 31, 2019, there were unlimited shares authorized at no par value for the Fund.  Paid in capital for the period ended March 31, 2019 amounted to $113,601. The following table summarizes transactions in capital for the period:

Class A	December 24, 2018 (commencement of investment operations) through March 31, 2019
	Shares	Amount
Shares Sold	5,000	$ 50,000
Shares Reinvested	8	97
Shares Redeemed	-	-
Net Increase	5,008	$ 50,097

Class I	December 24, 2018 (commencement of investment operations) through March 31, 2019
	Shares	Amount
Shares Sold	5,000	$ 50,000
Shares Reinvested	12	132
Shares Redeemed	-	-
Net Increase	5,012	$ 50,132

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

For Federal Income Tax purposes, the cost of investments owned at March 31, 2019 is $96,790.  As of March 31, 2019, the gross unrealized appreciation on a tax basis totaled $13,443 and the gross unrealized depreciation totaled $109 for a net unrealized appreciation of $13,334.

As of March 31, 2019 the components of distributable earnings on a tax basis were as follows:

Net investment income

$          3

Net realized gains

          35

Net unrealized appreciation

   13,334

Total

$ 13,372

The tax character of distributions paid during the period ended March 31, 2019 are as follows:

Ordinary income:	December 24, 2018 (commencement of investment operations) through March 31, 2019
Class A Shares	$ 97
Class I Shares	132
Total	$ 229

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2019, Innovative Portfolios, LLC held 100% of the voting securities of the Fund and may be deemed to control the Fund.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU

DIVIDEND PERFORMERS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 5, 2018, the Fund’s adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of March 31, 2019, had no effect on the Fund's net assets or results of operations.

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

DIVIDEND PERFORMERS

EXPENSE ILLUSTRATION

MARCH 31, 2019 (UNAUDITED)

 Expense Example

As a shareholder of the Dividend Performers Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, December 24, 2018 (commencement of investment operations) through March 31, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Performers - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 24, 2018	March 31, 2019	December 24, 2018 to March 31, 2019

Actual	$1,000.00	$1,135.93	$4.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.78	$4.67

* Expenses are equal to the Fund's annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 98/365 (to reflect the one-half year period).

Dividend Performers - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 24, 2018	March 31, 2019	December 24, 2018 to March 31, 2019

Actual	$1,000.00	$1,136.65	$4.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.45	$3.99

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 98/365 (to reflect the one-half year period).

DIVIDEND PERFORMERS

ADDITIONAL INFORMATION

MARCH 31, 2019 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

ADVISORY RENEWAL AGREEMENT

 Ms. Strasser stated that the next order of business was the consideration of the proposed investment advisory agreement (the “Innovative Advisory Agreement”) between the Trust and Innovative Portfolios, LLC (“Innovative”) with respect to the Dividend Performers and the Preferred-Plus (the “Innovative Funds”).  Ms. Strasser began the discussion by referring the Board to a Thompson Hine memorandum in the Board Materials regarding the Board’s duties with respect to approving advisory agreements.   Ms. Strasser noted that neither Section 15(c) nor Section 36(b) of the 1940 Act stated the specific factors the Board should consider when evaluating an investment advisory contract.  She further added, however, that rules adopted by the SEC required disclosure of the material factors considered, and the conclusions reached, by the Board in deciding to approve or renew an investment advisory contract in the Trust’s proxy statements and shareholder reports.  In making its determination, Ms. Strasser told the Board that its review must include, but not be limited to: (1) investment performance; (2) the nature, extent and quality of service to be provided to the Funds; (3) costs of the services and anticipated profits of the Adviser (including any affiliates); (4) economies of scale to be realized as the Innovative Funds grow; and (5) whether fees indicated that the Funds would benefit or share in the economies of scale.

The Board was assisted by independent legal counsel throughout the Innovative Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Innovative Advisory Agreement and the weight to be given

DIVIDEND PERFORMERS

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

to each factor considered.  The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Innovative Advisory Agreement.

Nature, Extent and Quality of Service.  Ms. Strasser explained that Innovative had provided the Board with materials related to its proposed Innovative Advisory Agreement with the Trust. The Board considered that Innovative provided investment strategies with an option overlay that focused on income generation and capital appreciation. They reviewed the background of key investment personnel responsible for servicing the Innovative Funds, taking into consideration their education and financial industry experience of the investment team noting their long careers in asset management. The Board remarked that although Innovative was recently formed, its personnel had extensive experience from its related adviser, Sheaff Brock Investment Advisors, LLC.  The Board complimented Innovative’s leadership, Ron Brock and David Gilreath, on their extensive experience. They noted that Innovative monitored compliance with the Innovative Funds’ investment limitations using pre-trade checklists and daily reports to ensure compliance. They further noted that Innovative considered best execution and selected broker-dealers based on an assessment of various factors.

Performance.  The Board considered the historical performance of separately managed accounts that were managed using the same strategy proposed for the Innovative Funds. They discussed the nature of the strategy and they reasoned that even though the year-to-year performance might vary, the historical performance indicated that the strategy had the potential to provide positive returns to shareholders.

Fees and Expenses.

Dividend Performers

The Board reviewed the Dividend Performers objective and discussed the Dividend Performers strategy noting that the Dividend Performers intended to invest in dividend paying U.S. equity securities with a non-leveraged credit spread on the S&P 500.  The Board noted the advisory fee of 1.00% was slightly higher than the independently selected peer group and the Morningstar U.S. Fund Large Value category. They further noted that the net expense ratio of 1.50% was within the range of expense ratios for both the independently selected peer group and Morningstar category. The Board further noted that Innovative had an expense limitation agreement in place for the Dividend Performers. After considering the complexity of the Dividend Performer Fund’s strategy, the Board concluded that the advisory fee was reasonable.

DIVIDEND PERFORMERS

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

Preferred-Plus

The Board noted that Innovative charged a 1.00% fee for advising the Preferred-Plus fund. The Board reviewed the Preferred-Plus investment objective and strategy. Further the Board noted the Preferred-Plus Fund’s advisory fee of 1.00% was higher than the Morningstar peer group of 0.74%. The Board observed that Innovative entered into an expense limitation agreement on behalf of the Preferred-Plus fund and agreed to limit expenses to 1.75% and 1.50% for Class A and Institutional Class shares, respectively. The Board concluded that excessive fees were not a present concern.

Profitability.  The Board noted that Innovative did not expect to derive any profits from its services to the Innovative Funds for the first 12 months of operations.  The Board concluded that excessive profitability from the Innovative’s relationship with the Innovative Funds were not an issue at this time.

Economies of Scale.  The Board considered whether economies of scale would have been realized in connection with the advisory services provide to the Innovative Funds. They considered whether Innovative’s representation that it expected the Innovative Funds’ expense ratios to decrease at modestly higher asset levels but Innovative was not expected to realize economies of scale until significantly higher assets levels were achieved. They noted that based on the Innovative Funds’ current asset size, the absence of breakpoints were acceptable at this time.

Conclusion.  Having requested and received such information from Innovative as the Board believed to be reasonably necessary to evaluate the terms of the Innovative Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Innovative Advisory Agreement was in the best interests of the Innovative Funds and its future shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

            market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

Investment Adviser

Innovative Portfolios, LLC

Distributor

Arbor Court Capital, LLC

Fund Administrator

Collaborative Fund Services, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of Dividend Performers shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

PREFERRED-PLUS

Class A: INPPX

Class I:  IPPPX

COLLABORATIVE INVESTMENT SERIES TRUST

SEMI-ANNUAL REPORT

MARCH 31, 2019

(UNAUDITED)

1-800-869-1679

www.innovativeportfolios.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website                                       www.innovativeportfolios.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

PREFERRED-PLUS

PORTFOLIO ILLUSTRATION

MARCH 31, 2019 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Excludes written options.

1

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Value

PREFERRED STOCKS - 66.18%

Deep Sea Foreign Transportation of Freight - 6.96%
300	Costamare, Inc. Series E 8.875%, Perpetual	$ 7,494

Life Insurance - 5.19%
210	Reinsurance Group of America, Inc. 5.75%, 6/15/2056 (US0003M + 4.040%) **	5,597

National Commercial Banks - 20.83%
200	Bank of America Corp. Series GG 6.00%, Perpetual	5,306
95	Citigroup Capital XIII 9.1205%, 10/30/2040 (US0003M + 6.370%) **	2,598
201	Huntington Bancshares Series D 6.25%, Perpetual	5,252
100	Regions Financial Corp. Series B 6.375%, Perpetual (US0003M + 3.536%) **	2,676
125	U.S. Bancorp Series F 6.50%, Perpetual (US0003M + 4.447%) **	3,348
125	Wells Fargo & Co. Series Q 5.85%, Perpetual (US0003M + 3.090%) **	3,256
		22,436
Real Estate Investment Trusts - 4.67%
200	Vereit, Inc. Series F 6.70%, Perpetual	5,034

Security Brokers, Dealers & Flotation Companies - 7.66%
95	Morgan Stanley Series F 6.875%, Perpetual (US0003M + 3.940%) **	2,627
200	Morgan Stanley Series E 7.125%, Perpetual (US0003M + 4.320%) **	5,624
		8,251
State Commercial Banks - 12.79%
200	Fifth-Third Bancorp Series I 6.625%, Perpetual (US0003M + 3.710%) **	5,390
200	GMAC Captial Trust I Series 2 8.46875%, 02/15/2040 (US0003M + 5.785%) **	5,208
125	State Street Corp. Series G 5.350%, Perpetual (US0003M + 3.709%) **	3,185
		13,783
Wholesale-Farm Product Raw Materials - 8.08%
200	CHS, Inc. Series 2 Class B 7.10%, Perpetual (US0003M + 4.298%) **	5,306
125	CHS, Inc. Series 4 Class B 7.50%, Perpetual	3,396
		8,702

TOTAL PREFERRED STOCKS (Cost $67,373) - 66.18%		71,297

CLOSED-END MUTUAL FUNDS - 15.26%
650	Nuveen Preferred Securities Income Fund	5,850
215	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,089
400	Flaherty & Crumrine Preferred Income Fund, Inc.	5,504
TOTAL CLOSED-END MUTUAL FUNDS (Cost $14,727) - 15.26%		16,443

The accompanying notes are an integral part of these financial statements.

2

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

Shares		Value

CORPORATE BOND - 2.75%
3,000	Wachovia Cap Trust III 5.56975%, Perpetual (US0003M + 0.93%) **	$ 2,961
TOTAL CORPORATE BOND (Cost $2,746) - 2.75%		2,961

EXCHANGE TRADED FUND - 10.18%
300	iShares Preferred & Income Securities ETF	10,965
TOTAL EXCHANGE TRADED FUND (Cost $10,397) - 10.18%		10,965

MONEY MARKET FUND - 2.14%
2,304	First American Government Obligations Fund Class X 2.35% **	2,304
TOTAL MONEY MARKET FUND (Cost $2,304) - 2.14%		2,304

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $30) - 0.01%		13

INVESTMENTS IN SECURITIES, AT VALUE (Cost $97,577) - 96.52%		103,983

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $239) - (0.11)%		(117)

OTHER ASSETS LESS LIABILITIES, NET - 3.59%		3,866

NET ASSETS - 100.00%		$ 107,732

**Variable rate security; the rate shown represents the yield at March 31, 2019.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

3

PREFERRED-PLUS

SCHEDULE OF PURCHASED OPTIONS

MARCH 31, 2019 (UNAUDITED)

PUT OPTIONS - 0.01% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	1	$ 28,248	$ 224.00	5/17/2019	$ 13

Total Put Options (Premiums Paid $30) - 0.01%						$ 13

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

4

PREFERRED-PLUS

SCHEDULE OF WRITTEN OPTIONS

MARCH 31, 2019 (UNAUDITED)

PUT OPTIONS - 0.11% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	1	$ 28,248	$ 264.00	5/17/2019	$ 117

Total Put Options (Premiums Received $239) - 0.11%						$ 117

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

5

PREFERRED-PLUS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $97,577)	$ 103,983
Receivables:
Dividends and Interest	447
Portfolio Securities Sold	239
Due from Adviser	13,766
Prepaid Expenses	1,358
Total Assets	119,793
Liabilities:
Written Options, at Value (Premiums Recieved $239)	117
Portfolio Securities Purchased	30
Administrative Fees	70
Distribution Fees	35
Trustee Fees	1,617
Accrued Expenses	10,192
Total Liabilities	12,061

Net Assets	$ 107,732

Net Assets Consist of:
Paid In Capital	$ 101,111
Distributable Earnings	6,621
Net Assets	$ 107,732

Class A Shares:
Net Assets	$ 53,848
Shares outstanding	5,050
Net asset value, offering price, and redemption price per share	$ 10.66

Class I Shares:
Net Assets	$ 53,884
Shares outstanding	5,054
Net asset value, offering price, and redemption price per share	$ 10.66

The accompanying notes are an integral part of these financial statements.

6

PREFERRED-PLUS

STATEMENT OF OPERATIONS

        For the period December 24, 2018 (commencement of investment operations)

              through March 31, 2019 (UNAUDITED)

Investment Income:
Dividends	$ 1,496
Interest	160
Total Investment Income	1,656

Expenses:
Advisory fees (Note 4)	278
Administrative fees	70
Distribution (12b-1) fees - Class A (Note 4)	35
Audit fees	3,189
Custody	1,398
Legal fees	2,006
Transfer Agent fees	3,180
Trustee fees (Note 4)	1,617
Registration fees	1,268
Insurance fees	411
Other expenses	1,000
Printing and Mailing fees	44
Total Expenses	14,496
Less fees waived and expenses reimbursed by Advisor	(14,044)
Net Expenses	452

Net Investment Income	1,204

Net Realized Gain on:
Investments in Securities	-
Options Written	-
Net Realized Gain	-

Net Change in Unrealized Appreciation on:
Investments in Securities	6,406
Options Written	122
Net Change in Unrealized Depreciation	6,528

Net Realized and Unrealized Gain on Investments	6,528

Net Increase in Net Assets Resulting from Operations	$ 7,732

The accompanying notes are an integral part of these financial statements.

7

PREFERRED-PLUS

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended *
3/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,204
Net Realized Gain (Loss)	-
Net Change in Unrealized Appreciation	6,528
Net Increase in Net Assets Resulting from Operations	7,732

Distributions to Shareholders From:
Distributions - Class A	(538)
Distributions - Class I	(573)
Total Distributions	(1,111)

Capital Share Transactions	1,111

Total Increase in Net Assets	7,732

Net Assets:
Beginning of Period	100,000

End of Period	$ 107,732

* For the period December 24, 2018 (commencement of investment operation) through March 31, 2019.

The accompanying notes are an integral part of these financial statements.

8

PREFERRED-PLUS

 CLASS A

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited)
	Period Ended	(c)
	3/31/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.12
Net Gain on Securities (Realized and Unrealized)	0.65
Total from Investment Operations	0.77

Distributions from:
Net Investment Income	(0.11)
Total Distributions	(0.11)

Net Asset Value at End of Period	$ 10.66

Total Return **	7.68%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 54
Ratio of Expenses to Average Net Assets
Before Reimbursement	51.68%	(a)
After Reimbursement	1.73%	(a)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement	4.16%	(a)
Portfolio Turnover	0.00%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through March 31, 2019.

The accompanying notes are an integral part of these financial statements.

9

PREFERRED-PLUS

 CLASS I

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited)
	Period Ended	(c)
	3/31/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.12
Net Gain on Securities (Realized and Unrealized)	0.65
Total from Investment Operations	0.77

Distributions from:
Net Investment Income	(0.11)
Total Distributions	(0.11)

Net Asset Value at End of Period	$ 10.66

Total Return **	7.75%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 54
Ratio of Expenses to Average Net Assets
Before Reimbursement	51.44%	(a)
After Reimbursement	1.48%	(a)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement	4.41%	(a)
Portfolio Turnover	0.00%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through March 31, 2019.

The accompanying notes are an integral part of these financial statements.

10

PREFERRED-PLUS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

1.  ORGANIZATION

The Preferred-Plus Fund (the “Fund”) is a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware.  The Trust is authorized to and issues an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with seven other series are currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 24, 2018. The investment adviser to the Fund is Innovative Portfolios, LLC (the “Adviser”). The Fund offers two classes of shares: Class I shares and Class A shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each class of shares offered by the Fund.

The Fund’s investment objective is to seek to provide income.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment

11

PREFERRED-PLUS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended March 31, 2019, related to uncertain tax positions taken on returns filed for open tax year (2019), or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended March 31, 2019, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

12

PREFERRED-PLUS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

OPTIONS: The Fund may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments – Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of March 31, 2019, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Preferred Stocks *	$ 71,297	$ -	$ -	$ 71,297
Closed-End Mutual Funds	16,443			16,443
Corporate Bond	-	2,961	-	2,961
Exchange Traded Fund	10,965			10,965
Purchased Options	13			13
Money Market Fund	2,304	-	-	2,304
Total	$ 101,022	$ 2,961	$ -	$ 103,983

Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (117)	$ -	$ -	$ (117)
Total	$ (117)	$ -	$ -	$ (117)

During the period ended March 31, 2019, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Fund (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets attributable to the Class I shares and 1.75% for the Class A shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board on 60 days' written notice to the Adviser.

For the period December 24, 2018 (commencement of investment operations) through March 31, 2019, the Adviser earned $278 in advisory fees.  During the same period, the Adviser waived and reimbursed fees of $14,044.  At March 31, 2019, the Adviser owed the Fund $13,766.

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, LLC, the Fund’s transfer agent and dividend disbursing agent.  Mr. Pokersnik serves as the Chief Compliance Officer and Secretary of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements Empirical receives a monthly fee of 0.25% of the Fund’s average daily net assets.  For the period December 24, 2018 through March 31, 2019, Empirical earned $70 for these services.  As of March 31, 2019, the Fund owed Empirical $70.

13

PREFERRED-PLUS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

5.  DISTRIBUTION (12B-1) PLAN

The Fund has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares. Pursuant to the Distribution Plan, the Fund compensates the Fund's distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A shares. Arbor Court Capital, LLC (“Arbor Court”)  is an affiliated entity to the Trust’s transfer agent and fund accountant. For the period December 24, 2018 through March 31, 2019, Arbor Court is the Fund's distributor and earned $35 for these services.

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended March 31, 2019, were as follows:

Purchases	$ 95,240
Sales	$ -

7.  DERIVATIVE TRANSACTIONS

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of March 31, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Index Contracts
Put Options Purchased	$ 13
Total Assets	$ 13

Liabilities	Equity Index Contracts
Put Options Written	$ (117)
Total Liabilities	$ (117)

For the period ended March 31, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain
Options Written	Net Realized Gain on Options Written	$ -	Net Change in Unrealized Appreciation on Options Written	$ 122
Options Purchased	Net Realized Loss on Investments in Securities	$ -	Net Change in Unrealized Appreciation on Investments in Securities	$ (17)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of March 31, 2019, as disclosed in the Schedule of Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

8.  CAPITAL SHARE TRANSACTIONS

At March 31, 2019, there were unlimited shares authorized at no par value for the Fund.  Paid in capital for the period ended March 31, 2019 amounted to $101,111. The following table summarizes transactions in capital for the period:

Class A	December 24, 2018 (commencement of investment operations) through March 31, 2019
	Shares	Amount
Shares Sold	5,000	$ 50,000
Shares Reinvested	50	538
Shares Redeemed	-	-
Net Increase	5,050	$ 50,538

Class I	December 24, 2018 (commencement of investment operations) through March 31, 2019
	Shares	Amount
Shares Sold	5,000	$ 50,000
Shares Reinvested	54	573
Shares Redeemed	-	-
Net Increase	5,054	$ 50,573

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

For federal income tax purposes, the cost of investments owned at March 31, 2019 is $97,577.  As of March 31, 2019, the gross unrealized appreciation on a tax basis totaled $6,545 and the gross unrealized depreciation totaled $17 for a net unrealized appreciation of $6,528.

As of March 31, 2019 the components of distributable earnings on a tax basis were as follows:

Net investment income

$       93

Net unrealized appreciation

    6,528

Total

$  6,621

The tax character of distributions paid during the period ended March 31, 2019 are as follows:

Ordinary income:	December 24, 2018 (commencement of investment operations) through March 31, 2019
Class A Shares	$ 538
Class I Shares	573
Total	$ 1,111

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2019, Innovative Portfolios, LLC held 100% of the voting securities of the Fund and may be deemed to control the Fund.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 5, 2018, the Fund’s adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of March 31, 2019, had no effect on the Fund's net assets or results of operations.

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

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PREFERRED-PLUS

EXPENSE ILLUSTRATION

MARCH 31, 2019 (UNAUDITED)

  Expense Example

As a shareholder of the Preferred-Plus Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, December 24, 2018 (commencement of investment operations) through March 31, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Preferred-Plus - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 24, 2018	March 31, 2019	December 24, 2018 to March 31, 2019

Actual	$1,000.00	$1,076.77	$4.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.78	$4.67

* Expenses are equal to the Fund's annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 98/365 (to reflect the one-half year period).

Preferred-Plus - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 24, 2018	March 31, 2019	December 24, 2018 to March 31, 2019

Actual	$1,000.00	$1,077.46	$4.13
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.45	$3.99

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 98/365 (to reflect the one-half year period).

15

PREFERRED-PLUS

ADDITIONAL INFORMATION

MARCH 31, 2019 (UNAUDITED)

 PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC's web site at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or by referring to the SEC's web site at http://www.sec.gov.

ADVISORY RENEWAL AGREEMENT

 Ms. Strasser stated that the next order of business was the consideration of the proposed investment advisory agreement (the “Innovative Advisory Agreement”) between the Trust and Innovative Portfolios, LLC (“Innovative”) with respect to the Dividend Performers and the Preferred-Plus (the “Innovative Funds”).  Ms. Strasser began the discussion by referring the Board to a Thompson Hine memorandum in the Board Materials regarding the Board’s duties with respect to approving advisory agreements.   Ms. Strasser noted that neither Section 15(c) nor Section 36(b) of the 1940 Act stated the specific factors the Board should consider when evaluating an investment advisory contract.  She further added, however, that rules adopted by the SEC required disclosure of the material factors considered, and the conclusions reached, by the Board in deciding to approve or renew an investment advisory contract in the Trust’s proxy statements and shareholder reports.  In making its determination, Ms. Strasser told the Board that its review must include, but not be limited to: (1) investment performance; (2) the nature, extent and quality of service to be provided to the Funds; (3) costs of the services and anticipated profits of the Adviser (including any affiliates); (4) economies of scale to be realized as the Innovative Funds grow; and (5) whether fees indicated that the Funds would benefit or share in the economies of scale.

The Board was assisted by independent legal counsel throughout the Innovative Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Innovative Advisory Agreement and the weight to be given to each factor considered.  The Board’s conclusions were based on a comprehensive

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PREFERRED-PLUS

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Innovative Advisory Agreement.

Nature, Extent and Quality of Service.  Ms. Strasser explained that Innovative had provided the Board with materials related to its proposed Innovative Advisory Agreement with the Trust. The Board considered that Innovative provided investment strategies with an option overlay that focused on income generation and capital appreciation. They reviewed the background of key investment personnel responsible for servicing the Innovative Funds, taking into consideration their education and financial industry experience of the investment team noting their long careers in asset management. The Board remarked that although Innovative was recently formed, its personnel had extensive experience from its related adviser, Sheaff Brock Investment Advisors, LLC.  The Board complimented Innovative’s leadership, Ron Brock and David Gilreath, on their extensive experience. They noted that Innovative monitored compliance with the Innovative Funds’ investment limitations using pre-trade checklists and daily reports to ensure compliance. They further noted that Innovative considered best execution and selected broker-dealers based on an assessment of various factors.

Performance.  The Board considered the historical performance of separately managed accounts that were managed using the same strategy proposed for the Innovative Funds. They discussed the nature of the strategy and they reasoned that even though the year-to-year performance might vary, the historical performance indicated that the strategy had the potential to provide positive returns to shareholders.

Fees and Expenses.

Dividend Performers

The Board reviewed the Dividend Performers objective and discussed the Dividend Performers strategy noting that the Dividend Performers intended to invest in dividend paying U.S. equity securities with a non-leveraged credit spread on the S&P 500.  The Board noted the advisory fee of 1.00% was slightly higher than the independently selected peer group and the Morningstar U.S. Fund Large Value category. They further noted that the net expense ratio of 1.50% was within the range of expense ratios for both the independently selected peer group and Morningstar category. The Board further noted that Innovative had an expense limitation agreement in place for the Dividend Performers. After considering the complexity of the Dividend Performer Fund’s strategy, the Board concluded that the advisory fee was reasonable.

Preferred-Plus

The Board noted that Innovative charged a 1.00% fee for advising the Preferred-Plus fund. The Board reviewed the Preferred-Plus investment objective and strategy. Further the Board noted the Preferred-Plus Fund’s advisory fee of 1.00% was higher than the Morningstar peer group of 0.74%. The Board observed that Innovative entered into an expense limitation agreement on behalf of the Preferred-Plus fund and agreed to limit expenses to 1.75% and 1.50% for Class A and Institutional Class shares, respectively. The Board concluded that excessive fees were not a present concern.

Profitability.  The Board noted that Innovative did not expect to derive any profits from its services to the Innovative Funds for the first 12 months of operations.  The Board concluded that excessive profitability from the Innovative’s relationship with the Innovative Funds were not an issue at this time.

Economies of Scale.  The Board considered whether economies of scale would have been realized in connection with the advisory services provide to the Innovative Funds. They considered whether Innovative’s representation that it expected the Innovative Funds’ expense ratios to decrease at modestly higher asset levels but Innovative was not expected to realize economies of scale until significantly higher assets levels were achieved. They noted that based on the Innovative Funds’ current asset size, the absence of breakpoints were acceptable at this time.

Conclusion.  Having requested and received such information from Innovative as the Board believed to be reasonably necessary to evaluate the terms of the Innovative Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Innovative Advisory Agreement was in the best interests of the Innovative Funds and its future shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

            market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

17

PREFERRED-PLUS

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2019 (UNAUDITED)

Investment Adviser

Innovative Portfolios, LLC

Distributor

Arbor Court Capital, LLC

Fund Administrator

Collaborative Fund Services, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of Preferred-Plus shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 6, 2019

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: June 6, 2019

18